INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets	$ 345,238	$ 239,555	$ 62,231	$ 10,000
Patent costs
Intangible assets	337,163	224,971	18,870
Website costs
Accumulated amortization	83,668	77,159	48,383
Intangible assets	$ 8,075	$ 14,584	$ 43,361